Revision to Prior Period Financial Statements (Details) - Schedule of balance sheet and the misstatement - Blue Water Acquisition Corp [Member]	Dec. 17, 2020 USD ($)
As Previously Reported [Member]
Balance Sheet
Total assets	$ 59,328,581
Liabilities and stockholders’ equity
Total current liabilities	198,291
Deferred underwriting commissions	2,012,500
Derivative warrant liabilities
Total liabilities	2,210,791
Class A common stock, $0.0001 par value; shares subject to possible redemption	52,117,783
Stockholders’ equity
Preferred stock- $0.0001 par value
Class A common stock - $0.0001 par value	69
Class B common stock - $0.0001 par value	144
Additional paid-in-capital	5,147,829
Accumulated deficit	(148,035)
Total stockholders’ equity	5,000,007
Total liabilities and stockholders’ equity	59,328,581
Restatement Adjustment [Member]
Balance Sheet
Total assets
Liabilities and stockholders’ equity
Total current liabilities
Deferred underwriting commissions
Derivative warrant liabilities	15,776,805
Total liabilities	15,776,805
Class A common stock, $0.0001 par value; shares subject to possible redemption	(15,776,805)
Stockholders’ equity
Preferred stock- $0.0001 par value
Class A common stock - $0.0001 par value	148
Class B common stock - $0.0001 par value
Additional paid-in-capital	3,570,433
Accumulated deficit	(3,570,581)
Total stockholders’ equity
Total liabilities and stockholders’ equity
As Restated [Member]
Balance Sheet
Total assets	59,328,581
Liabilities and stockholders’ equity
Total current liabilities	198,291
Deferred underwriting commissions	2,012,500
Derivative warrant liabilities	15,776,805
Total liabilities	17,987,596
Class A common stock, $0.0001 par value; shares subject to possible redemption	36,340,978
Stockholders’ equity
Preferred stock- $0.0001 par value
Class A common stock - $0.0001 par value	217
Class B common stock - $0.0001 par value	144
Additional paid-in-capital	8,718,262
Accumulated deficit	(3,718,616)
Total stockholders’ equity	5,000,007
Total liabilities and stockholders’ equity	$ 59,328,581